RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Trade receivables	$ 719,114	$ 361,721
Trade receivables, allowances for credit losses	22,064	10,122	$ 5,661
Non-recourse trade receivable financing	108,500	115,300
Non-recourse trade accounts receivables sold	1,300,000	1,100,000	$ 800,000
Trade receivables derecognized	54,800	57,600
Net advances to growers	82,700	22,800
Past Due
Financing Receivable, Past Due [Line Items]
Net advances to growers	$ 7,000	$ 1,000